Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of disaggregated by primary geographical markets and revenue - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	$ 4,284,664	$ 4,576,461
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	40,442	48,880
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	$ 4,244,222	$ 4,527,581